UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                      [GRAPHIC OF USAA CORNERSTONE MODERATELY CONSERVATIVE FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA CORNERSTONE MODERATELY
         CONSERVATIVE FUND
         NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

--------------------------------------------------------------------------------

JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT
Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     27

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME WITH A SECONDARY FOCUS ON CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time in an attempt to reduce its volatility over time and to enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

          JOHN P. TOOHEY, CFA                                ARNOLD J. ESPE, CFA
          WASIF A. LATIF                                     DAN DENBOW, CFA

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o  HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

   The U.S. stock market performed very well during the period, with large-cap companies leading the way. The United States is one of the fastest-growing developed world economies, and large-cap companies generally feature strong balance sheets, above-average dividend yields and stable business lines. Large-cap stocks were, therefore, seen as being a relatively good option at a time of slower growth overseas, helping the S&P 500(R) Index to finish the period close to its all-time high. Small-cap stocks, while positive, lagged large-cap stocks somewhat due to their weak showing during September and the first half of October. In contrast to the U.S. market, international equities as a group closed the period with a negative return. While a large portion of the decline resulted from the falling value of overseas currencies relative to the U.S. dollar, the asset class was also hurt by signs of flagging growth in both Europe and Japan. Emerging market equities also lost ground, reflecting concerns about the outlook for the world economy and the potential impact of falling commodity prices.

   The U.S. investment-grade bond market was helped by modest economic growth, low inflation, and the growing expectation that the Federal Reserve will not be compelled to raise interest rates until late in 2015. Yields on U.S. Treasury bonds fell, as prices rose, and these gains carried through to the rest of the market. While investment-grade bonds performed well, high-yield bonds as a group experienced negative returns during the six-month period. The asset class was hurt by the unfavorable

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2  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
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   combination of investors exiting the asset class generally and an elevated supply of high-yield bond issues in the early autumn. Later in the period, the sharp downturn in the price of oil weighed on the performance of bonds issued by energy companies, which are heavily represented in the high-yield market.

o HOW DID THE USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the six-month reporting period ended November 30, 2014, the Fund had a total return of 1.11%. This compares to returns of 1.91% for the Barclays U.S. Aggregate Bond Index and 1.91% for the MSCI All-Country World Index.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE.

   The strong showing of our investment-grade bond portfolio was the largest positive factor in the Fund's six-month results. We added the most value through individual security selection in the corporate bond and commercial mortgage-backed sectors, where our bottom-up, research-driven approach worked very well. We maintained our long-standing approach of keeping the portfolio's duration (or interest-rate sensitivity) below that of the benchmark, while looking for compelling risk-return opportunities in the higher-yielding segments of the investment-grade market. This approach has worked well not just in the past six months, but over the long term as well.

   The Fund's domestic equity allocation also delivered a positive return and made an important contribution to performance. Strong stock selection, particularly in the information technology, consumer discretionary, and health care sectors, was the key driver of performance in the Fund's

   Refer to page 7 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   domestic equity segment. Our performance also was helped by our tilt toward large-cap stocks and away from small-cap stocks. We have held this positioning for several quarters on the belief that small cap-stocks' elevated valuations signal the potential for below-average returns over a three-to-five year interval. This positioning, while a headwind to Fund returns earlier in the year, began to pay off during the past six months.
   In our view, this helps illustrate the potential benefit of taking a long-term view and using valuation as one of the key pillars of our allocation decisions.

   The Fund's international allocation, which holds stocks that are invested in both the developed and emerging markets overseas, was a key detractor from our six-month results given the negative returns of these market segments. Nevertheless, we believe the international markets represent a compelling opportunity at a time in which U.S. equities are trading above longer-term averages based on many valuation metrics.

   Our allocation to gold and gold-related equities also detracted from performance. U.S. dollar strength tends to weigh on the sector by making gold more expensive for non-U.S. buyers, which in turn dampens demand. While this led to a negative return for the Fund's precious metals allocation during the past six months, it's important to keep in mind that we don't own gold with the goal of boosting short-term performance. Instead, this segment of the portfolio is intended to provide diversification, longer-term inflation protection, and a hedge against central bank policy errors.

   The Fund also holds an allocation to high-yield bonds. This position was a strong, positive contributor to performance through the first half of 2014, and it has made a favorable contribution over the trailing one-, three-, and five-year periods as well. In contrast, the more recent weakness in high-yield bonds caused this allocation to detract from performance during the past six months. From a longer-term standpoint, however, we believe the asset class remains supported by the environment of moderate economic growth, low defaults, and the steady credit outlook for high-yield companies.

   The Fund's hedging strategy - which is designed to help cushion the impact of large stock market sell-offs - had a neutral impact on overall performance, but it helped dampen the effect of elevated market volatility during September and the first half of October. We continue to view the

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4  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   hedging strategy as a way to protect against the potential for unexpected volatility in the global equity markets.

   We continue to use our diversified, global approach to identify asset classes that offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling risk-return profile. We expect this long-term, value-driven methodology will be critical to generating outperformance if the investment backdrop becomes more challenging in the year ahead.

   Thank you for your investment in the Fund.

   As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (THE FUND) (Ticker Symbol: UCMCX)

--------------------------------------------------------------------------------------

                                                 11/30/14                     5/31/14
--------------------------------------------------------------------------------------
Net Assets                                    $179.7 Million        $167.7 Million
Net Asset Value Per Share                          $11.51                $11.52

--------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------------
      5/31/14 - 11/30/14*           1 YEAR                  SINCE INCEPTION 6/8/12
--------------------------------------------------------------------------------------
            1.11%                   6.04%                           8.78%

--------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------------
      1 YEAR                                                SINCE INCEPTION 6/8/12
      4.51%                                                        8.17%

--------------------------------------------------------------------------------------
                               EXPENSE RATIOS AS OF 5/31/14**
--------------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT           1.17%      AFTER REIMBURSEMENT            0.99%

               (Includes acquired fund fees and expenses of 0.09%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2015. If the total annual operating expense ratio of the Fund is lower than 0.90%, the Fund will operate at the lower expense ratio. These estimated expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                               USAA
                                           CORNERSTONE
                     MSCI ALL-             MODERATELY              BARCLAYS U.S.
                     COUNTRY              CONSERVATIVE            AGGREGATE BOND
                   WORLD INDEX                FUND                    INDEX
05/31/12            $10,000.00             $10,000.00              $10,000.00
06/30/12             10,493.89              10,170.27               10,003.92
07/31/12             10,637.55              10,310.69               10,141.91
08/31/12             10,868.84              10,461.13               10,148.53
09/30/12             11,211.17              10,622.61               10,162.50
10/31/12             11,136.45              10,693.23               10,182.49
11/30/12             11,278.85              10,753.76               10,198.56
12/31/12             11,534.33              10,886.65               10,184.04
01/31/13             12,065.70              11,069.61               10,112.81
02/28/13             12,063.82              11,089.94               10,163.50
03/31/13             12,281.81              11,199.73               10,171.61
04/30/13             12,635.33              11,363.08               10,274.54
05/31/13             12,600.66              11,291.61               10,091.22
06/30/13             12,232.36              11,033.78                9,935.12
07/31/13             12,817.95              11,238.87                9,948.70
08/31/13             12,550.90              11,105.56                9,897.85
09/30/13             13,199.17              11,286.61                9,991.55
10/31/13             13,729.68              11,555.09               10,072.33
11/30/13             13,924.12              11,617.05               10,034.62
12/31/13             14,164.33              11,700.25                9,977.91
01/31/14             13,597.75              11,595.03               10,125.34
02/28/14             14,254.63              11,868.59               10,179.18
03/31/14             14,318.01              11,919.18               10,161.84
04/30/14             14,454.31              12,024.94               10,247.59
05/31/14             14,761.74              12,183.58               10,364.26
06/30/14             15,039.67              12,326.68               10,369.62
07/31/14             14,857.12              12,230.79               10,343.61
08/31/14             15,185.29              12,379.95               10,457.80
09/30/14             14,693.04              12,157.78               10,386.79
10/31/14             14,796.48              12,221.99               10,488.88
11/30/14             15,043.98              12,318.31               10,562.16

                                   [END CHART]

                         Data from 5/31/12 to 11/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderately Conservative Fund to the following benchmarks:

o The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, May 31, 2012, while the inception date of the Cornerstone Moderately Conservative Fund is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

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                                                        INVESTMENT OVERVIEW |  7

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                           o TOP 10 HOLDINGS* - 11/30/14 o
                                    (% of Net Assets)

U.S. Treasury Note, 3.13%, 8/15/2044........................................5.9%
iShares Core MSCI EAFE ETF**................................................4.9%
iShares MSCI EAFE ETF**.....................................................4.2%
iShares Core S&P 500 ETF**..................................................4.0%
iShares Core MSCI Emerging Markets ETF**....................................3.6%
iShares MSCI Germany ETF**..................................................2.7%
iShares Core S&P Mid-Cap ETF**..............................................2.0%
U.S. Treasury Note, 2.75%, 11/15/2023.......................................1.2%
Vanguard Mid-Cap ETF**......................................................1.1%
Market Vectors Gold Miners ETF..............................................1.1%

                       o ASSET ALLOCATION*** - 11/30/14 o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES**                                                   25.4%
CORPORATE OBLIGATIONS                                                      19.1%
INTERNATIONAL EQUITY SECURITIES**                                          18.0%
U.S. TREASURY SECURITIES                                                   11.6%
COMMERCIAL MORTGAGE SECURITIES                                              9.2%
EURODOLLAR AND YANKEE OBLIGATIONS                                           8.9%
MONEY MARKET INSTRUMENTS                                                    4.4%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES**                          1.7%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.6%

                                   [END CHART]

    Percentages are of the net assets of the Fund and may not equal 100%.

 *  Excludes money market instruments and options.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

*** Excludes options.

You will find a complete list of securities that the Fund owns on pages 9-23.

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8  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (25.4%)
              COMMON STOCKS (14.6%)

              CONSUMER DISCRETIONARY (1.9%)
              -----------------------------
              ADVERTISING (0.1%)
    3,400     Omnicom Group, Inc.                                                           $    263
                                                                                            --------
              AUTO PARTS & EQUIPMENT (0.4%)
    7,200     Johnson Controls, Inc.                                                             360
    3,800     Magna International, Inc.                                                          409
                                                                                            --------
                                                                                                 769
                                                                                            --------
              AUTOMOBILE MANUFACTURERS (0.1%)
   15,800     Ford Motor Co.                                                                     248
                                                                                            --------
              CABLE & SATELLITE (0.2%)
    7,150     Comcast Corp. "A"                                                                  408
                                                                                            --------
              CASINOS & GAMING (0.1%)
    7,700     MGM Resorts International*                                                         176
                                                                                            --------
              DEPARTMENT STORES (0.1%)
    2,600     Kohl's Corp.                                                                       155
                                                                                            --------
              GENERAL MERCHANDISE STORES (0.1%)
    2,300     Dollar General Corp.*                                                              153
                                                                                            --------
              HOME IMPROVEMENT RETAIL (0.1%)
    2,300     Home Depot, Inc.                                                                   229
                                                                                            --------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
    7,100     Carnival Corp.                                                                     314
    2,000     Royal Caribbean Cruises Ltd.                                                       147
                                                                                            --------
                                                                                                 461
                                                                                            --------
              SPECIALIZED CONSUMER SERVICES (0.2%)
    8,100     H&R Block, Inc.                                                                    272
                                                                                            --------
              SPECIALTY STORES (0.2%)
    2,274     Signet Jewelers Ltd.                                                               298
                                                                                            --------
              Total Consumer Discretionary                                                     3,432
                                                                                            --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------

              CONSUMER STAPLES (0.9%)
              -----------------------
              DRUG RETAIL (0.7%)
    7,350     CVS Health Corp.                                                              $    672
    8,500     Walgreen Co.                                                                       583
                                                                                            --------
                                                                                               1,255
                                                                                            --------
              FOOD DISTRIBUTORS (0.1%)
    4,000     Sysco Corp.                                                                        161
                                                                                            --------
              HOUSEHOLD PRODUCTS (0.1%)
    1,900     Procter & Gamble Co.                                                               172
                                                                                            --------
              Total Consumer Staples                                                           1,588
                                                                                            --------
              ENERGY (1.4%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
    1,150     Chevron Corp.                                                                      125
    8,810     Occidental Petroleum Corp.                                                         703
                                                                                            --------
                                                                                                 828
                                                                                            --------
              OIL & GAS DRILLING (0.1%)
    5,030     Transocean Ltd.                                                                    106
                                                                                            --------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
   14,650     Halliburton Co.                                                                    618
    5,700     Schlumberger Ltd.                                                                  490
                                                                                            --------
                                                                                               1,108
                                                                                            --------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    2,600     Anadarko Petroleum Corp.                                                           206
   10,700     Marathon Oil Corp.                                                                 309
                                                                                            --------
                                                                                                 515
                                                                                            --------
              Total Energy                                                                     2,557
                                                                                            --------
              FINANCIALS (2.6%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    1,000     Ameriprise Financial, Inc.                                                         132
                                                                                            --------
              CONSUMER FINANCE (0.3%)
    7,220     Capital One Financial Corp.                                                        601
                                                                                            --------
              DIVERSIFIED BANKS (1.1%)
   20,500     Bank of America Corp.                                                              349
    9,110     Citigroup, Inc.                                                                    492
   12,830     JPMorgan Chase & Co.                                                               772
    7,050     Wells Fargo & Co.                                                                  384
                                                                                            --------
                                                                                               1,997
                                                                                            --------

================================================================================

10  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (0.1%)
    4,200     Morgan Stanley                                                                $    148
                                                                                            --------
              LIFE & HEALTH INSURANCE (0.2%)
    6,900     MetLife, Inc.                                                                      384
                                                                                            --------
              MULTI-LINE INSURANCE (0.1%)
    2,600     American International Group, Inc.                                                 142
                                                                                            --------
              REGIONAL BANKS (0.5%)
    3,950     CIT Group, Inc.                                                                    193
   34,000     KeyCorp                                                                            459
    2,100     PNC Financial Services Group, Inc.                                                 183
                                                                                            --------
                                                                                                 835
                                                                                            --------
              SPECIALIZED FINANCE (0.2%)
    1,860     Intercontinental Exchange, Inc.                                                    420
                                                                                            --------
              Total Financials                                                                 4,659
                                                                                            --------
              HEALTH CARE (2.1%)
              ------------------
              BIOTECHNOLOGY (0.7%)
    1,500     Amgen, Inc.                                                                        248
    9,650     Gilead Sciences, Inc.*                                                             968
                                                                                            --------
                                                                                               1,216
                                                                                            --------
              HEALTH CARE DISTRIBUTORS (0.2%)
    3,990     Cardinal Health, Inc.                                                              328
                                                                                            --------
              HEALTH CARE EQUIPMENT (0.2%)
    6,000     Medtronic, Inc.                                                                    443
                                                                                            --------
              PHARMACEUTICALS (1.0%)
   14,400     AbbVie, Inc.                                                                       996
    2,700     Johnson & Johnson                                                                  292
    2,100     Merck & Co., Inc.                                                                  127
   12,953     Pfizer, Inc.                                                                       404
                                                                                            --------
                                                                                               1,819
                                                                                            --------
              Total Health Care                                                                3,806
                                                                                            --------
              INDUSTRIALS (2.1%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
    1,400     Raytheon Co.                                                                       149
    5,400     Spirit AeroSystems Holdings, Inc. "A"*                                             233
    1,270     United Technologies Corp.                                                          140
                                                                                            --------
                                                                                                 522
                                                                                            --------
              AIR FREIGHT & LOGISTICS (0.1%)
    1,420     United Parcel Service, Inc. "B"                                                    156
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              AIRLINES (0.2%)
    7,100     United Continental Holdings, Inc.*                                            $    435
                                                                                            --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   10,650     Eaton Corp. plc                                                                    722
                                                                                            --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    7,200     Republic Services, Inc.                                                            285
                                                                                            --------
              INDUSTRIAL CONGLOMERATES (0.6%)
    1,600     Carlisle Companies, Inc.                                                           143
   38,200     General Electric Co.                                                             1,012
                                                                                            --------
                                                                                               1,155
                                                                                            --------
              INDUSTRIAL MACHINERY (0.1%)
    1,750     Parker Hannifin Corp.                                                              226
                                                                                            --------
              RAILROADS (0.2%)
    1,000     Kansas City Southern                                                               119
    1,300     Union Pacific Corp.                                                                152
                                                                                            --------
                                                                                                 271
                                                                                            --------
              Total Industrials                                                                3,772
                                                                                            --------
              INFORMATION TECHNOLOGY (3.1%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
    2,000     Adobe Systems, Inc.*                                                               147
                                                                                            --------
              COMMUNICATIONS EQUIPMENT (0.5%)
   22,563     Cisco Systems, Inc.                                                                623
   11,000     Juniper Networks, Inc.                                                             244
                                                                                            --------
                                                                                                 867
                                                                                            --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    1,150     Visa, Inc. "A"                                                                     297
                                                                                            --------
              INTERNET SOFTWARE & SERVICES (0.3%)
    2,800     Facebook, Inc. "A"*                                                                217
      730     Google, Inc. "A"*                                                                  401
                                                                                            --------
                                                                                                 618
                                                                                            --------
              SEMICONDUCTOR EQUIPMENT (0.3%)
   20,100     Applied Materials, Inc.                                                            484
                                                                                            --------
              SEMICONDUCTORS (0.5%)
    5,000     Broadcom Corp. "A"                                                                 216
   12,000     Intel Corp.                                                                        447
    3,400     Texas Instruments, Inc.                                                            185
                                                                                            --------
                                                                                                 848
                                                                                            --------

================================================================================

12  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (0.5%)
   18,300     Microsoft Corp.                                                               $    875
                                                                                            --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.8%)
    5,070     Apple, Inc.                                                                        603
   14,900     Hewlett-Packard Co.                                                                582
    3,400     Seagate Technology plc                                                             225
                                                                                            --------
                                                                                               1,410
                                                                                            --------
              Total Information Technology                                                     5,546
                                                                                            --------
              MATERIALS (0.3%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
    9,000     Huntsman Corp.                                                                     230
                                                                                            --------
              DIVERSIFIED METALS & MINING (0.1%)
    2,500     Freeport-McMoRan, Inc.                                                              67
                                                                                            --------
              PAPER PRODUCTS (0.1%)
    2,200     International Paper Co.                                                            118
                                                                                            --------
              Total Materials                                                                    415
                                                                                            --------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    7,651     Verizon Communications, Inc.                                                       387
                                                                                            --------
              Total Common Stocks (cost: $21,563)                                             26,162
                                                                                            --------

              PREFERRED STOCKS (3.2%)
              CONSUMER STAPLES (1.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.1%)
   32,000     CHS, Inc., Series B, 7.88%, cumulative
               redeemable, perpetual                                                             915
   10,000     Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(a)                                                        1,069
                                                                                            --------
                                                                                               1,984
                                                                                            --------
              Total Consumer Staples                                                           1,984
                                                                                            --------
              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      300     Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                          280
   23,078     NuStar Logistics, LP, 7.63%                                                        615
                                                                                            --------
                                                                                                 895
                                                                                            --------
              Total Energy                                                                       895
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              FINANCIALS (1.3%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
   27,414     Delphi Financial Group, Inc., 7.38%, cumulative
                redeemable                                                                  $    688
                                                                                            --------
              REGIONAL BANKS (0.6%)
    1,035     M&T Bank Corp., 6.38%, cumulative
                redeemable, perpetual                                                          1,076
                                                                                            --------
              REITS - MORTGAGE (0.1%)
    8,000     Arbor Realty Trust, Inc., 7.38%                                                    199
                                                                                            --------
              REITS - OFFICE (0.2%)
   12,000     Equity Commonwealth, Series E, 7.25%, cumulative
                redeemable, perpetual                                                            308
                                                                                            --------
              Total Financials                                                                 2,271
                                                                                            --------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   20,000     Qwest Corp., 7.50%                                                                 543
                                                                                            --------
              Total Preferred Stocks (cost: $5,455)                                            5,693
                                                                                            --------

              EXCHANGE-TRADED FUNDS (7.1%)
   34,400     iShares Core S&P 500 ETF                                                         7,175
   24,700     iShares Core S&P Mid-Cap ETF                                                     3,564
   16,900     Vanguard Mid-Cap ETF                                                             2,108
                                                                                            --------
              Total Exchange-Traded Funds (cost: $11,644)                                     12,847
                                                                                            --------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (0.5%)
    8,800     iShares 7-10 Year Treasury Bond ETF (cost $923)                                    935
                                                                                            --------
              Total U.S. Equity Securities(cost: $39,585)                                     45,637
                                                                                            --------

              INTERNATIONAL EQUITY SECURITIES (18.0%)
              COMMON STOCKS (1.3%)
              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
    2,500     Delphi Automotive plc                                                              182
                                                                                            --------
              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
    1,700     Royal Dutch Shell plc ADR                                                          113
                                                                                            --------
              FINANCIALS (0.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
    3,600     HSBC Holdings plc ADR                                                              179
                                                                                            --------

================================================================================

14  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
    3,200     Novartis AG ADR                                                               $    309
                                                                                            --------
              INDUSTRIALS (0.2%)
              ------------------
              RAILROADS (0.2%)
    1,840     Canadian Pacific Railway Ltd.                                                      355
                                                                                            --------
              INFORMATION TECHNOLOGY (0.4%)
              -----------------------------
              SEMICONDUCTORS (0.4%)
    8,761     NXP Semiconductors N.V.*                                                           682
                                                                                            --------
              MATERIALS (0.1%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
    5,400       Rio Tinto plc ADR                                                                252
                                                                                            --------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    8,754     Vodafone Group plc ADR                                                             320
                                                                                            --------
              Total Common Stocks (cost: $1,863)                                               2,392
                                                                                            --------
              EXCHANGE-TRADED FUNDS (16.7%)
    8,349     EGShares Emerging Markets Consumer ETF                                             227
  151,965     iShares Core MSCI EAFE ETF                                                       8,823
  128,038     iShares Core MSCI Emerging Markets ETF                                           6,374
  117,722     iShares MSCI EAFE ETF                                                            7,533
  164,474     iShares MSCI Germany ETF                                                         4,737
    3,730     iShares MSCI Philippines ETF                                                       144
    6,889     iShares MSCI Turkey ETF                                                            397
    3,196     SPDR S&P Emerging Markets SmallCap ETF                                             149
    4,921     WisdomTree Emerging Markets Equity Income Fund                                     225
    5,259     WisdomTree Emerging Markets SmallCap Dividend Fund                                 236
    9,552     WisdomTree India Earnings Fund                                                     222
   16,800     WisdomTree Japan Hedged Equity Index Fund                                          931
                                                                                            --------
              Total Exchange-Traded Funds (cost: $29,069)                                     29,998
                                                                                            --------
              Total International Equity Securities (cost: $30,932)                           32,390
                                                                                            --------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.7%)
              EXCHANGE-TRADED FUNDS (1.7%)
  100,900     Market Vectors Gold Miners ETF                                                   1,849
    9,800     SPDR Gold Shares*                                                                1,099
                                                                                            --------
              Total Exchange-Traded Funds                                                      2,948
                                                                                            --------
              Total Precious Metals and Commodity-Related Securities(cost: $4,464)             2,948
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)         SECURITY                                             RATE      MATURITY          (000)
----------------------------------------------------------------------------------------------------
              BONDS (49.4%)
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
              FINANCIALS (0.6%)
              -----------------
              ASSET-BACKED FINANCING (0.6%)
   $   99     Sequoia Mortgage Trust                               1.06%(b)   9/20/2033    $      86
    1,092     Structured Asset Mortgage Investments, Inc.          0.65(b)    7/19/2035          965
       91     Wells Fargo Mortgage Backed Securities Trust         4.83(b)    4/25/2035           88
                                                                                           ---------
                                                                                               1,139
                                                                                           ---------
              Total Financials                                                                 1,139
                                                                                           ---------
              Total Collateralized Mortgage Obligations (cost: $1,160)                         1,139
                                                                                           ---------
              CORPORATE OBLIGATIONS (19.1%)
              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              SPECIALTY STORES (0.2%)
      200     Guitar Center, Inc.(a)                               6.50       4/15/2019          175
      150     Toys R Us Property Co. II, LLC                       8.50      12/01/2017          150
                                                                                           ---------
                                                                                                 325
                                                                                           ---------
              Total Consumer Discretionary                                                       325
                                                                                           ---------
              ENERGY (2.9%)
              -------------
              OIL & GAS DRILLING (0.1%)
      135     Schahin II Finance Co. SPV Ltd.(a)                   5.88       9/25/2023          119
                                                                                           ---------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
      200     Alta Mesa Holdings, LP                               9.63      10/15/2018          195
      200     American Energy - Permian Basin, LLC(a)              7.38      11/01/2021          163
      200     California Resources Corp.(a)                        6.00      11/15/2024          179
      100     Fieldwood Energy, LLC(c)                             8.38       9/30/2020           91
      150     Rex Energy Corp.                                     8.88      12/01/2020          149
      100     Sabine Oil & Gas, LLC(c)                             8.75      12/31/2018           93
       50     Samson Investment Co.(c)                             5.00       9/25/2018           46
                                                                                           ---------
                                                                                                 916
                                                                                           ---------
              OIL & GAS STORAGE & TRANSPORTATION (2.3%)
    1,225     DCP Midstream, LLC(a)                                5.85       5/21/2043        1,223
      500     Enbridge Energy Partners, LP                         8.05      10/01/2077          558
      950     Energy Transfer Partners, LP                         3.25(b)   11/01/2066          884
    1,000     Enterprise Products Operating, LLC                   7.00       6/01/2067        1,046
      200     Martin Midstream Partners, LP                        7.25       2/15/2021          199
      200     Southern Union Co.                                   3.25(b)   11/01/2066          166
                                                                                           ---------
                                                                                               4,076
                                                                                           ---------
              Total Energy                                                                     5,111
                                                                                           ---------

================================================================================

16  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)         SECURITY                                             RATE      MATURITY          (000)
----------------------------------------------------------------------------------------------------
              FINANCIALS (11.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
 $    900     Prospect Capital Corp.                               5.00%      7/15/2019    $     935
    1,500     State Street Capital Trust IV                        1.23(b)    6/01/2077        1,271
      200     Walter Investment Management Corp.                   7.88      12/15/2021          181
                                                                                           ---------
                                                                                               2,387
                                                                                           ---------
              DIVERSIFIED BANKS (0.5%)
    1,000     JPMorgan Chase Capital XXI                           1.18(b)    1/15/2087          835
                                                                                           ---------
              LIFE & HEALTH INSURANCE (2.5%)
    1,100     Lincoln National Corp.                               7.00       5/17/2066        1,127
      800     MetLife, Inc.                                        6.40      12/15/2066          894
    1,000     Prudential Financial, Inc.                           5.63       6/15/2043        1,037
    1,350     StanCorp Financial Group, Inc.                       6.90       6/01/2067        1,404
                                                                                           ---------
                                                                                               4,462
                                                                                           ---------
              MULTI-LINE INSURANCE (1.8%)
      950     Genworth Holdings, Inc.                              6.15      11/15/2066          639
    1,500     Glen Meadow Pass-Through Trust(a)                    6.51       2/12/2067        1,481
    1,100     Nationwide Mutual Insurance Co.(a)                   5.81(b)   12/15/2024        1,101
                                                                                           ---------
                                                                                               3,221
                                                                                           ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    1,000     GE Capital Trust I                                   6.38      11/15/2067        1,083
      150     General Electric Capital Corp.                       6.38      11/15/2067          162
                                                                                           ---------
                                                                                               1,245
                                                                                           ---------
              PROPERTY & CASUALTY INSURANCE (2.8%)
    1,000     Allstate Corp.                                       5.75       8/15/2053        1,057
    1,000     AmTrust Financial Services, Inc.                     6.13       8/15/2023        1,057
      750     HSB Group, Inc.(d)                                   1.14(b)    7/15/2027          545
      600     Ironshore Holdings, Inc.(a)                          8.50       5/15/2020          728
    1,450     Oil Insurance Ltd.(a)                                3.22(b)            -(e)     1,340
      300     Progressive Corp.                                    6.70       6/15/2067          326
                                                                                           ---------
                                                                                               5,053
                                                                                           ---------
              REAL ESTATE DEVELOPMENT (0.1%)
      200     Forestar USA Real Estate Group, Inc.(a)              8.50       6/01/2022          204
                                                                                           ---------
              REGIONAL BANKS (1.3%)

    1,000     Cullen/Frost Capital Trust II                        1.78(b)    3/01/2034          878
      100     First Maryland Capital Trust I                       1.23(b)    1/15/2027           90
      500     Fulton Capital Trust I                               6.29       2/01/2036          490
    1,000     Suntrust Capital I                                   0.90(b)    5/15/2027          835
                                                                                           ---------
                                                                                               2,293
                                                                                           ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)         SECURITY                                             RATE      MATURITY          (000)
----------------------------------------------------------------------------------------------------
              REINSURANCE (0.1%)
 $    200     Platinum Underwriters Finance, Inc.                  7.50%      6/01/2017    $     226
                                                                                           ---------
              THRIFTS & MORTGAGE FINANCE (0.1%)
      200     Ocwen Financial Corp.(a)                             6.63       5/15/2019          191
                                                                                           ---------
              Total Financials                                                                20,117
                                                                                           ---------
              INDUSTRIALS (1.0%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
      150     Moog, Inc.(a)                                        5.25      12/01/2022          153
    1,098     Textron Financial Corp.(a)                           6.00       2/15/2067        1,013
                                                                                           ---------
                                                                                               1,166
                                                                                           ---------
              AIRLINES (0.2%)
      254     Continental Airlines, Inc. "B" Pass-Through Trust    6.25      10/11/2021          269
                                                                                           ---------
              RAILROADS (0.1%)
      250     Florida East Coast Holdings Corp.(a)                 6.75       5/01/2019          256
                                                                                           ---------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
       75     ILFC E-Capital Trust I(a)                            4.84(b)   12/21/2065           72
                                                                                           ---------
              TRUCKING (0.1%)
       99     YRC Worldwide, Inc.(c)                               8.25       2/13/2019           99
                                                                                           ---------
              Total Industrials                                                                1,862
                                                                                           ---------
              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
      200     Allied Nevada Gold Corp.(a)                          8.75       6/01/2019           71
                                                                                           ---------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      200     Sprint Corp.                                         7.13       6/15/2024          199
                                                                                           ---------
              UTILITIES (3.7%)
              ----------------
              ELECTRIC UTILITIES (1.1%)
      600     NextEra Energy Capital Holdings, Inc.                6.35      10/01/2066          594
      324     NextEra Energy Capital Holdings, Inc.                6.65       6/15/2067          328
      300     NextEra Energy Capital Holdings, Inc.                7.30       9/01/2067          327
      550     PPL Capital Funding, Inc.                            6.70       3/30/2067          557
      251     Texas Competitive Electric Holdings Co., LLC(c),(f)  4.65      10/10/2017          183
                                                                                           ---------
                                                                                               1,989
                                                                                           ---------
              MULTI-UTILITIES (2.6%)
      390     Dominion Resources, Inc.                             7.50       6/30/2066          416
      600     Dominion Resources, Inc.                             2.53(b)    9/30/2066          568
    1,100     Integrys Energy Group, Inc.                          6.11      12/01/2066        1,118
    1,200     Puget Sound Energy, Inc.                             6.97       6/01/2067        1,262

================================================================================

18  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)         SECURITY                                             RATE      MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   1,250     Wisconsin Energy Corp.                               6.25%      5/15/2067    $   1,276
                                                                                           ---------
                                                                                               4,640
                                                                                           ---------
              Total Utilities                                                                  6,629
                                                                                           ---------
              Total Corporate Obligations (cost: $33,653)                                     34,314
                                                                                           ---------

              EURODOLLAR AND YANKEE OBLIGATIONS (8.9%)
              ENERGY (0.9%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    1,700     TransCanada Pipelines Ltd.                           6.35       5/15/2067        1,696
                                                                                           ---------
              FINANCIALS (3.7%)
              -----------------
              DIVERSIFIED BANKS (1.8%)

      400     Barclays Bank plc                                    0.63(b)            -(e)       263
      400     Barclays Bank plc                                    0.69(b)            -(e)       266
       50     Barclays Bank plc(a)                                 7.70               -(e)        55
      400     Compass Bank                                         6.40      10/01/2017          441
      100     HSBC Bank plc                                        0.60(b)            -(e)        67
    1,400     HSBC Bank plc                                        0.69(b)            -(e)       943
    1,800     Lloyds Bank plc                                      0.56(b)            -(e)     1,193
                                                                                           ---------
                                                                                               3,228
                                                                                           ---------
              LIFE & HEALTH INSURANCE (0.7%)
    1,200     Great-West Life & Annuity Insurance Capital, LP (a)  7.15       5/16/2046        1,249
                                                                                           ---------
              MULTI-LINE INSURANCE (0.4%)
      600     ZFS Finance USA Trust V(a)                           6.50       5/09/2067          646
                                                                                           ---------
              PROPERTY & CASUALTY INSURANCE (0.5%)
      850     QBE Capital Funding III Ltd.(a)                      7.25       5/24/2041          929
                                                                                           ---------
              REINSURANCE (0.3%)
      500     Swiss Re Capital I, LP(a)                            6.85              -(e)        531
                                                                                           ---------
              Total Financials                                                                 6,583
                                                                                           ---------
              INDUSTRIALS (0.5%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.3%)
      500     Hutchison Whampoa International Ltd.(a)              6.00               -(e)       517
                                                                                           ---------
              MARINE (0.1%)
      200     Navios Maritime Holdings, Inc.(a)                    7.38       1/15/2022          194
                                                                                           ---------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      100     Ashtead Capital, Inc.(a)                             5.63      10/01/2024          106
                                                                                           ---------
              Total Industrials                                                                  817
                                                                                           ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)         SECURITY                                             RATE      MATURITY          (000)
----------------------------------------------------------------------------------------------------
              MATERIALS (2.3%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
 $    800     Braskem Finance Ltd.                                 6.45%      2/03/2024    $     838
                                                                                           ---------
              DIVERSIFIED METALS & MINING (0.1%)
      200     Vedanta Resources plc(a)                             6.00       1/31/2019          194
                                                                                           ---------
              GOLD (1.7%)
    1,000     Kinross Gold Corp.(a)                                5.95       3/15/2024          957
    1,100     Newcrest Finance Proprietary Ltd.(a)                 4.45      11/15/2021        1,045
    1,400     St. Barbara Ltd.(a)                                  8.88       4/15/2018        1,148
                                                                                           ---------
                                                                                               3,150
                                                                                           ---------
              Total Materials                                                                  4,182
                                                                                           ---------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      200     NII International Telecom SCA(a),(f)                 7.88       8/15/2019          147
                                                                                           ---------
              UTILITIES (1.4%)
              ----------------
              ELECTRIC UTILITIES (1.4%)
    1,000     EDP Finance B.V.(a)                                  4.13       1/15/2020        1,016
      700     Electricite De France S.A.(a)                        5.25               -(e)       727
      700     Enel S.p.A.(a)                                       8.75       9/24/2073          819
                                                                                           ---------
                                                                                               2,562
                                                                                           ---------
              Total Utilities                                                                  2,562
                                                                                           ---------
              Total Eurodollar and Yankee Obligations (cost: $15,337)                         15,987
                                                                                           ---------

              COMMERCIAL MORTGAGE SECURITIES (9.2%)
              FINANCIALS (9.2%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (9.2%)
      299     Banc of America Commercial Mortgage, Inc.            4.77       7/10/2043          295
      400     Banc of America Commercial Mortgage, Inc.            6.05       7/10/2044          414
      100     Banc of America Commercial Mortgage, Inc.            5.42      10/10/2045          104
      352     Banc of America Commercial Mortgage, Inc.(a)         6.14       9/10/2047          360
      800     Banc of America Commercial Mortgage, Inc.            6.47       2/10/2051          861
       50     Bear Stearns Commercial Mortgage Securities, Inc.    5.59      12/11/2040           49
      400     Bear Stearns Commercial Mortgage Securities, Inc.    4.75       6/11/2041          406
    1,200     Bear Stearns Commercial Mortgage Securities, Inc.(a) 5.66       9/11/2041        1,173
       50     Bear Stearns Commercial Mortgage Securities, Inc.    5.60      10/12/2041           51
      200     CD Commercial Mortgage Trust                         5.69      10/15/2048          195
      450     Citigroup Commercial Mortgage Trust                  5.96       3/15/2049          471
      100     Citigroup Commercial Mortgage Trust                  6.34      12/10/2049          102
      850     Credit Suisse Commercial Mortgage Pass-Through Trust 0.35       2/15/2040          737

================================================================================

20  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)         SECURITY                                             RATE      MATURITY          (000)
----------------------------------------------------------------------------------------------------
 $    800     Credit Suisse First Boston Mortgage Securities Corp. 0.40%      4/15/2037    $     788
      750     GE Capital Commercial Mortgage Corp.                 5.45       3/10/2044          764
    1,100     GE Capital Commercial Mortgage Corp.                 5.49      11/10/2045        1,111
      850     GE Capital Commercial Mortgage Corp.                 5.61      12/10/2049          897
      400     GMAC Commercial Mortgage Securities, Inc.            4.97      12/10/2041          406
    1,075     GS Mortgage Securities Corp. II                      5.71       4/10/2038        1,109
    1,000     GS Mortgage Securities Corp. II                      4.78       7/10/2039        1,009
    1,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   6.06       4/15/2045        1,006
      300     J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                   5.37       5/15/2047          313
       50     LB-UBS Commercial Mortgage Trust                     5.28       2/15/2041           51
      800     Merrill Lynch Mortgage Trust                         6.03       6/12/2050          832
      700     Morgan Stanley Capital I Trust                       5.38      11/14/2042          706
      100     Morgan Stanley Capital I Trust                       5.67       3/12/2044          101
    1,000     Morgan Stanley Capital I, Inc.                       5.67       3/12/2044        1,031
    1,000     Wachovia Bank Commercial Mortgage Trust              5.90       5/15/2043        1,038
      100     Wachovia Bank Commercial Mortgage Trust(a)           4.99       5/15/2044           98
                                                                                           ---------
                                                                                              16,478
                                                                                           ---------
              Total Financials                                                                16,478
                                                                                           ---------
              Total Commercial Mortgage Securities (cost: $16,210)                            16,478
                                                                                           ---------

              U.S. TREASURY SECURITIES (11.6%)
              NOTES (11.6%)
    1,906     1.75%, 5/15/2022                                                                 1,878
      965     1.63%, 8/15/2022                                                                   940
    1,315     1.63%, 11/15/2022                                                                1,276
      618     2.00%, 2/15/2023                                                                   615
      500     1.75%, 5/15/2023                                                                   487
    2,000     2.75%, 11/15/2023                                                                2,104
    1,500     2.50%, 5/15/2024                                                                 1,542
    1,500     2.38%, 8/15/2024                                                                 1,524
   10,100     3.13%, 8/15/2044                                                                10,513
                                                                                           ---------
              Total Notes                                                                     20,879
                                                                                           ---------
              Total U.S. Treasury Securities (cost: $19,993)                                  20,879
                                                                                           ---------
              Total Bonds (cost: $86,353)                                                     88,797
                                                                                           ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.4%)
              MONEY MARKET FUNDS (4.4%)
7,914,714     State Street Institutional Liquid Reserves Fund Premier Class, 0.08%(g)
                (cost: $7,915)                                                             $  7,915
                                                                                           --------
              TOTAL INVESTMENTS (COST: $169,249)                                           $177,687
                                                                                           ========

---------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
---------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.0%)
      150     Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 61                         7
                                                                                           --------
              TOTAL PURCHASED OPTIONS (COST: $13)                                          $      7
                                                                                           ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS              INPUTS          INPUTS         TOTAL
---------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                          $ 26,162             $     -            $  -      $ 26,162
  Preferred Stocks                              -               5,693               -         5,693
  Exchange-Traded Funds                    12,847                   -               -        12,847
  Fixed-Income
    Exchange-Traded Funds                     935                   -               -           935
International Equity Securities:
  Common Stocks                             2,392                   -               -         2,392
  Exchange-Traded Funds                    29,998                   -               -        29,998
Precious Metals and
  Commodity-Related Securities:
  Exchange-Traded Funds                     2,948                   -               -         2,948
Bonds:
  Collateralized Mortgage Obligations           -               1,139               -         1,139
  Corporate Obligations                         -              33,769             545        34,314
  Eurodollar and Yankee Obligations             -              15,987               -        15,987
  Commercial Mortgage Securities                -              16,478               -        16,478
  U.S. Treasury Securities                 20,879                   -               -        20,879
Money Market Instruments:
  Money Market Funds                        7,915                  --              --         7,915
Purchased Options                               7                  --              --             7
---------------------------------------------------------------------------------------------------
Total                                    $104,083             $73,066            $545      $177,694
---------------------------------------------------------------------------------------------------

================================================================================

22  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                               CORPORATE
                                                                             OBLIGATIONS
----------------------------------------------------------------------------------------
Balance as of May 31, 2014                                                          $585
Purchases                                                                              -
Sales                                                                                  -
Transfers into Level 3                                                                 -
Transfers out of Level 3                                                               -
Net realized gain (loss) on investments                                                -
Change in net unrealized appreciation/depreciation of investments                    (40)
----------------------------------------------------------------------------------------
Balance as of November 30, 2014                                                     $545
----------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.3% of net assets at November 30, 2014.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than

================================================================================

24  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR    American depositary receipts are receipts issued by a U.S.
          bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT   Real estate investment trust

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

       Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2014.

   (c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (d) Security was fair valued at November 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $545,000, which represented 0.3% of the Fund's net assets.

   (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (f) At November 30, 2014, the issuer was in default with respect to interest and/or principal payments.

   (g) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

26  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $169,249)                $177,687
  Purchased options, at market value (cost of $13)                                    7
  Cash                                                                              771
  Receivables:
     Capital shares sold                                                          1,192
     USAA Asset Management Company (Note 5C)                                         50
     USAA Transfer Agency Company (Note 5D)                                           1
     Dividends and interest                                                         885
     Securities sold                                                                469
                                                                               --------
       Total assets                                                             181,062
                                                                               --------
LIABILITIES
  Payables:
     Securities purchased                                                         1,108
     Capital shares redeemed                                                        167
  Accrued management fees                                                            75
  Accrued administration and servicing fees                                           1
  Accrued transfer agent's fees                                                       9
  Other accrued expenses and payables                                                31
                                                                               --------
       Total liabilities                                                          1,391
                                                                               --------
         Net assets applicable to capital shares outstanding                   $179,671
                                                                               ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $168,419
  Accumulated undistributed net investment income                                   610
  Accumulated net realized gain on investments and options                        2,210
  Net unrealized appreciation of investments and options                          8,432
                                                                               --------
         Net assets applicable to capital shares outstanding                   $179,671
                                                                               ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                15,611
                                                                               ========
  Net asset value, redemption price, and offering price per share              $  11.51
                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1)                              $ 1,138
  Interest                                                                       1,976
                                                                               -------
       Total income                                                              3,114
                                                                               -------
EXPENSES
  Management fees                                                                  445
  Administration and servicing fees                                                134
  Transfer agent's fees                                                            196
  Custody and accounting fees                                                       65
  Postage                                                                            7
  Shareholder reporting fees                                                         8
  Trustees' fees                                                                    12
  Registration fees                                                                 15
  Professional fees                                                                 35
  Other                                                                              5
                                                                               -------
       Total expenses                                                              922
  Expenses reimbursed                                                             (120)
                                                                               -------
       Net expenses                                                                802
                                                                               -------
NET INVESTMENT INCOME                                                            2,312
                                                                               -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
  Net realized gain (loss) on:
     Investments                                                                 2,304
     Options                                                                      (227)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                (2,642)
     Options                                                                       216
                                                                               -------
       Net realized and unrealized loss                                           (349)
                                                                               -------
  Increase in net assets resulting from operations                             $ 1,963
                                                                               =======

See accompanying notes to financial statements.

================================================================================

28  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

-------------------------------------------------------------------------------------------
                                                                   11/30/2014     5/31/2014
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $  2,312        $  3,118
  Net realized gain on investments                                    2,304           1,197
  Net realized loss on options                                         (227)           (626)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                      (2,642)          7,532
    Options                                                             216            (299)
                                                                    -----------------------
       Increase in net assets resulting from operations               1,963          10,922
                                                                    -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (2,082)         (2,934)
  Net realized gains                                                      -          (1,554)
                                                                    -----------------------
    Distributions to shareholders                                    (2,082)         (4,488)
                                                                    -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          36,392          90,196
  Reinvested dividends                                                1,718           3,488
  Cost of shares redeemed                                           (26,062)        (32,060)
                                                                    -----------------------
    Increase in net assets from capital share transactions           12,048          61,624
                                                                    -----------------------
   Capital contribution from USAA Transfer Agency Company                 -               1
                                                                    -----------------------
   Net increase in net assets                                        11,929          68,059
NET ASSETS
  Beginning of period                                               167,742          99,683
                                                                   ------------------------
  End of period                                                    $179,671        $167,742
                                                                   ========================
Accumulated undistributed net investment income:
  End of period                                                    $    610        $    380
                                                                   ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         3,167           8,117
  Shares issued for dividends reinvested                                149             316
  Shares redeemed                                                    (2,269)         (2,886)
                                                                    -----------------------
    Increase in shares outstanding                                    1,047           5,547
                                                                    =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with a secondary focus on capital appreciation.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports,

================================================================================

30  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

       be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

================================================================================

32  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   include preferred stocks, valued based on methods discussed in Note 1A2, and certain bonds, which are valued based on methods discussed in Note 1A5.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from

================================================================================

34  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   the actual counterparty to the trade. The Fund's derivative agreements held at November 30, 2014 did not include master netting provisions.

   OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2014*
    (IN THOUSANDS)

                                  ASSET DERIVATIVES                LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
                              STATEMENT OF                     STATEMENT OF
DERIVATIVES NOT ACCOUNTED     ASSETS AND                       ASSETS AND
FOR AS HEDGING                LIABILITIES                      LIABILITIES
INSTRUMENTS                   LOCATION            FAIR VALUE   LOCATION             FAIR VALUE
----------------------------------------------------------------------------------------------
Equity contracts              Purchased              $7        Written options         $-
                              options; Net
                              unrealized
                              appreciation of
                              investments and
                              options
----------------------------------------------------------------------------------------------

   *For open derivative instruments as of November 30, 2014, see the portfolio of investments, which also is indicative of activity for the six-month period ended November 30, 2014.

================================================================================

36  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2014 (IN THOUSANDS)

                                                                      CHANGE IN
DERIVATIVES                                                           UNREALIZED
NOT ACCOUNTED         STATEMENT OF                                    APPRECIATION
FOR AS HEDGING        OPERATIONS           REALIZED GAIN (LOSS)       (DEPRECIATION)
INSTRUMENTS           LOCATION             ON DERIVATIVES             ON DERIVATIVES
------------------------------------------------------------------------------------
Equity contracts      Net realized gain          $(227)                    $216
                      (loss) on options/
                      Change in net
                      unrealized
                      appreciation/
                      depreciation of
                      options
------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

38  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes. For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $50,833,000 and $35,870,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $11,845,000 and $3,413,000, respectively, resulting in net unrealized appreciation of $8,432,000.

================================================================================

40  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

For the six-month period ended November 30, 2014, transactions in written call and put options* were as follows:

                                                                                 PREMIUMS
                                                          NUMBER OF              RECEIVED
                                                          CONTRACTS              (000'S)
                                                          -------------------------------
Outstanding May 31, 2014                                        568                 $ 69
Options written                                                   -                    -
Options terminated in closing purchase transactions               -                    -
Options expired                                                (568)                 (69)
                                                          -------------------------------
Outstanding at November 30, 2014                                  -                   $-
                                                          -------------------------------

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended November 30, 2014, there were no subadvisers.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $445,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $134,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through October 1, 2015, to limit the total annual operating expenses of the Fund to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2014, the Fund incurred reimbursable expenses of $120,000, of which $50,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $196,000. At November 30, 2014, the Fund recorded a receivable from USAA Transfer Agency Company of $1,000 for adjustments to dividends payable.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

42  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2014, USAA and its affiliates owned 1,756,000 shares, which represents 11.2% of the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                     NET REALIZED
                                                       COST TO          GAIN TO
     SELLER                   PURCHASER               PURCHASER         SELLER
---------------------------------------------------------------------------------
USAA Cornerstone         USAA Cornerstone
 Moderately               Moderately Conservative
 Aggressive Fund          Fund                         $953,000         $43,000

USAA Cornerstone         USAA Cornerstone
 Aggressive Fund          Moderately
                          Conservative Fund              52,000           3,000

USAA Cornerstone         USAA Cornerstone
 Moderate Fund            Moderately
                          Conservative Fund           1,153,000          66,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                                NOVEMBER 30,            MAY 31,               MAY 31,
                                                -------------------------------------------------------
                                                    2014                 2014                  2013***
                                                -------------------------------------------------------
Net asset value at beginning of period          $  11.52             $  11.05              $  10.00
                                                ---------------------------------------------------
Income (loss) from investment operations:
 Net investment income                               .15                  .25                   .28(a)
 Net realized and unrealized gain (loss)            (.02)                 .61                   .99(a)
                                                ---------------------------------------------------
Total from investment operations                     .13                  .86                  1.27(a)
                                                ---------------------------------------------------
Less distributions from:
 Net investment income                              (.14)                (.26)                 (.22)
 Realized capital gains                                -                 (.13)                    -
                                                ---------------------------------------------------
Total distributions                                 (.14)                (.39)                 (.22)
                                                ---------------------------------------------------
Net asset value at end of period                $  11.51             $  11.52              $  11.05
                                                ===================================================
Total return (%)*                                   1.11                 8.00                 12.81
Net assets at end of period (000)               $179,671             $167,742              $ 99,683
Ratios to average net assets:**
 Expenses (%)(b)                                     .90(c)               .90                   .90(c)
 Expenses, excluding reimbursements (%)(b)          1.03(c)              1.08                  1.25(c)
 Net investment income (%)                          2.59(c)              2.40                  2.56(c)
Portfolio turnover (%)                                22                   36                    59(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $177,847,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                        -                (.00%)(+)             (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                         BEGINNING            ENDING            DURING PERIOD*
                                       ACCOUNT VALUE       ACCOUNT VALUE         JUNE 1, 2014 -
                                        JUNE 1, 2014    NOVEMBER 30, 2014    NOVEMBER 30, 2014
                                       ---------------------------------------------------------
Actual                                   $1,000.00           $1,011.10               $4.54

Hypothetical
 (5% return before expenses)              1,000.00            1,020.56                4.56

*Expenses are equal to the Fund's annualized expense ratio of 0.90%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 1.11% for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

46  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
OR CALL                                select 'I want to...' and select
(800) 531-USAA                         the desired action.
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200994-0115

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

   =============================================================================
   97451-0115                                (C)2015, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.